Loans - Summary of Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans before deferred costs	$ 474,968	$ 422,413
Deferred loan costs	481	458
Total Loans	475,449	422,871
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans before deferred costs	134,268	123,143
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans before deferred costs	159,475	148,775
Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans before deferred costs	144,489	125,775
Construction & Land Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans before deferred costs	23,428	15,452
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans before deferred costs	$ 13,308	$ 9,268